                               Janus Aspen Series
                              Institutional Shares
                               Service II Shares

                        Supplement dated March 23, 2007
                      to Currently Effective Prospectuses

The following information replaces in its entirety the fifth bullet point under OTHER TYPES OF INVESTMENTS in the "GENERAL PORTFOLIO POLICIES" section of the
Prospectuses:

    - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of a Portfolio's assets may be invested in naked short sales)

                               Janus Aspen Series
                                 Service Shares

                        Supplement dated March 23, 2007
                       to Currently Effective Prospectus

The following information replaces in its entirety the fifth bullet point under OTHER TYPES OF INVESTMENTS in the "GENERAL PORTFOLIO POLICIES" section of the
Prospectus:

    - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of a Portfolio's assets may be invested in naked short sales), with the exception of the Risk-Managed Portfolios, which do not intend to invest in short sales

                               Janus Aspen Series
                        Supplement dated March 23, 2007
          to Currently Effective Statements of Additional Information

The following replaces the last sentence of the last paragraph in the "SHORT SALES" section of the Statements of Additional Information:

    The total market value of all of a Portfolio's naked short sale positions will not exceed 10% of its net assets.

In addition, Andrew J. Iseman has assumed responsibility as President and Chief Executive Officer of Janus Aspen Series. The following supplements the information in the "TRUSTEES AND OFFICERS" section of the Statements of Additional Information:

---------------------------------------------------------------------------------------------------------------------
                                                      OFFICERS
---------------------------------------------------------------------------------------------------------------------
                                                  TERM OF
 NAME, AGE AS OF                                  OFFICE* AND
 DECEMBER 31, 2006,   POSITIONS HELD WITH         LENGTH OF
 AND ADDRESS          PORTFOLIOS                  TIME SERVED    PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------
 Andrew J. Iseman     President and Chief         3/07-Present   Chief Operating Officer and Senior Vice President of
 151 Detroit Street   Executive Officer                          Janus Capital; and President of Janus Services LLC.
 Denver, CO 80206                                                Formerly, Senior Vice President (2005-2007) of
 Age 42                                                          Enhanced Investment Technologies, LLC; Vice
                                                                 President of Janus Capital (2003-2005) and Janus
                                                                 Services LLC (2003-2004); and Chief Operating
                                                                 Officer (2000-2002) and Vice President (1999-2002)
                                                                 of Berger Financial Group LLC.
---------------------------------------------------------------------------------------------------------------------

* Officers are elected annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

                               Janus Aspen Series
                             Money Market Portfolio

                        Supplement dated March 23, 2007
           to Currently Effective Statement of Additional Information

Andrew J. Iseman has assumed responsibility as President and Chief Executive Officer of Janus Aspen Series. The following supplements the information in the "TRUSTEES AND OFFICERS" section of the Statement of Additional Information:

----------------------------------------------------------------------------------------------------------------------
                                                       OFFICERS
----------------------------------------------------------------------------------------------------------------------
 NAME, AGE AS OF                                  TERM OF OFFICE*
 DECEMBER 31, 2006,   POSITIONS HELD WITH         AND LENGTH OF
 AND ADDRESS          PORTFOLIO                   TIME SERVED      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
 Andrew J. Iseman     President and Chief         3/07-Present     Chief Operating Officer and Senior Vice President
 151 Detroit Street   Executive Officer                            of Janus Capital; and President of Janus Services
 Denver, CO 80206                                                  LLC. Formerly, Senior Vice President (2005-2007) of
 Age 42                                                            Enhanced Investment Technologies, LLC; Vice
                                                                   President of Janus Capital (2003-2005) and Janus
                                                                   Services LLC (2003-2004); and Chief Operating
                                                                   Officer (2000-2002) and Vice President (1999-2002)
                                                                   of Berger Financial Group LLC.
----------------------------------------------------------------------------------------------------------------------

* Officers are elected annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.